Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Net income	$ 732	$ 718	$ 716	$ 485	$ 599	$ 1,079	$ 469	$ 465	$ 2,651	$ 2,612
Dividends on non-vested restricted stock									(55)	(51)
Net income allocated to stockholders									2,596	2,561
Basic earnings per share
Income available to common stockholders									4,846,219	4,808,820
Basic earnings per common share	$ 0.16	$ 0.14	$ 0.14	$ 0.10	$ 0.12	$ 0.22	$ 0.10	$ 0.09	$ 0.54	$ 0.53
Effect of dilutive securities
Dilutive Securities, Effect on Basic Earnings Per Share									0	0
Restricted stock awards									78,026	62,358
Diluted earnings per share
Income available to common stockholders and assumed conversions									$ 2,596	$ 2,561
Weighted Average Number of Shares Outstanding, Diluted									4,924,245	4,871,179
Diluted earnings per common share	$ 0.15	$ 0.14	$ 0.14	$ 0.10	$ 0.12	$ 0.22	$ 0.10	$ 0.09	$ 0.53	$ 0.53